Tangible fixed assets - Impairment (Details) $ in Thousands		12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Tangible fixed assets
Gain on disposal of vessels		$ 8,196	$ (1,033)	$ 171
Property, plant and equipment		$ 1,276,472	1,477,458
Discount rate applied to cash flow projections		7.99%
Property, plant and equipment owned
Tangible fixed assets
Impairment loss on vessels		$ (7,968)
Increase or decrease in re-chartering rate for sensitivity analysis		5
Decrease in impairment loss resulting from potential increase in re-chartering rate		(7,968)
Increase in impairment loss resulting from potential decrease in re-chartering rate		$ 14,305
Percentage of increase or decrease in the discount rate for sensitivity analysis		0.50%
Increase in impairment loss due to increase in discount rate		$ 2,121
Decrease in impairment loss due to decrease in discount rate		(2,236)
Vessels
Tangible fixed assets
Property, plant and equipment		1,269,155	$ 1,470,141
TFDE vessels | Property, plant and equipment owned
Tangible fixed assets
Average long-term re-chartering rate used for sensitivity analysis		$ 65
Discount rate applied to cash flow projections		8.39%
GasLog Santiago
Tangible fixed assets
Carrying amount reclassified as "Vessel held for sale"	$ 145,353
Impairment loss from remeasurement at lower of carrying amount and fair value less costs to sell	$ 0
Gain on disposal of vessels		$ 8,196
Steam vessels | Property, plant and equipment owned
Tangible fixed assets
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item		2
Average long-term re-chartering rate used for sensitivity analysis		$ 35
Discount rate applied to cash flow projections		8.79%
Steam vessels impaired during current period | Property, plant and equipment owned
Tangible fixed assets
Impairment loss on vessels		$ (7,968)
Property, plant and equipment		109,597
Methane Jane Elizabeth | Property, plant and equipment owned
Tangible fixed assets
Impairment loss on vessels		(5,321)
Property, plant and equipment		53,827
Methane Alison Victoria | Property, plant and equipment owned
Tangible fixed assets
Impairment loss on vessels		(2,647)
Property, plant and equipment		$ 55,770